Operations By Reporting Segment And Geographic Area (Summary of Total Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total Assets	$ 6,927	$ 7,029
Capital Expenditures	387	348	251
Depreciation and amortization	289	284	333
Powertrain [Member]
Segment Reporting Information [Line Items]
Total Assets	3,090	3,145
Capital Expenditures	278	259	172
Depreciation and amortization	165	157	184
Vehicle Components Solutions [Member]
Segment Reporting Information [Line Items]
Total Assets	3,226	3,023
Capital Expenditures	86	68	58
Depreciation and amortization	99	102	119
Total Reporting Segment [Member]
Segment Reporting Information [Line Items]
Total Assets	6,316	6,168
Capital Expenditures	364	327	230
Depreciation and amortization	264	259	303
Corporate [Member]
Segment Reporting Information [Line Items]
Total Assets	516	756
Capital Expenditures	16	14	18
Depreciation and amortization	21	21	23
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Total Assets	95	105
Capital Expenditures	7	7	3
Depreciation and amortization	$ 4	$ 4	$ 7